Stockholders Deficit and Redeemable Convertible Preferred Stock (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Aug. 28, 2025	Dec. 31, 2024	Nov. 15, 2024	Oct. 31, 2024	Jan. 12, 2024	Mar. 27, 2023	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 08, 2025	Jul. 16, 2025	Mar. 31, 2025	Mar. 11, 2024	Feb. 15, 2024	Jun. 14, 2023	Jun. 06, 2023
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock								$ 943,736	$ 0
Accured Interest From Subordinated Convertible Promissory Notes				$ 25,800
Common stock, shares, issued (in shares)		13,241,000						148,138,000		13,241,000	12,410,000
Purchase of an Aggregate of Common Warrant								$ 1,000		$ 1,000
Warrant Exercise Price Per Share								$ 0.91		$ 0.91
Common stock		$ 1						$ 16		$ 1	$ 1
Preferred Stock, Par or Stated Value Per Share		$ 16.064								$ 16.064
Number of the Shares Underlying the RPM Call Option			1,900,000
Common Stock, Shares Authorized		154,397,000						1,000,000,000		154,397,000	136,581,000
Common stock, par or stated value per share (in USD per share)		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Percentage of dividend declared on issue price per share		12.00%								12.00%
Percentage of non accuring dividend on deemed issue price per share		8.00%								8.00%
Percentage of non accuring dividend on original issue price per share		8.00%								8.00%
Fair value of common warrants		$ 1,200								$ 1,200	$ 0
Option indexed to issuer's equity, shares			1,900,000
Call Option [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued		$ 4,200								$ 4,200
IPO [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share (in USD per share)												$ 45
AE Industrial [Member]
Class of Stock [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage		50.10%
Glow Investors [Member]
Class of Stock [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage		50.10%
Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		41,588,000								41,588,000	29,760,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized				154,400,000
Common stock, par or stated value per share (in USD per share)				$ 0.0001
Series C Preferred Stock
Class of Stock [Line Items]
Accretion Expense										$ 21,200	$ 20,800
Series C Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock						$ 61,900
Sale Of Additional Series C Preference Share						3,800,000
Amount Of Prepaid Purchase On Credit					$ 1,000	$ 800
Temporary equity, Shares issued		11,159,000								11,159,000	9,852,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series C Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)							1,900,000
Preferred Stock, Par or Stated Value Per Share							$ 16,064,000.000
Proceeds from Issuance of Convertible Preferred Stock							$ 30,200
Sale Of Additional Series C Preference Share						4,100,000
Temporary Equity, Liquidation Preference Per Share		$ 16.064								$ 16.064
Temporary Equity, Liquidation Preference		$ 358,400								$ 358,400
Series C Preferred Stock | Preferred Stock [Member] | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock					$ 21,000	$ 66,100
Sale Of Additional Series C Preference Share					1,300,000
Cash Proceeds Of Issuance Of Convertible Preferred Stock					$ 20,000	$ 65,300
Series Seed Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		2,023,000								2,023,000	2,023,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series Seed Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Redemption Price Per Share		1.459								1.459
Temporary Equity, Liquidation Preference Per Share		$ 0.1281								$ 0.1281
Temporary Equity, Liquidation Preference		$ 3,000								$ 3,000
Series A Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		6,005,000								6,005,000	6,005,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series A Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Liquidation Preference Per Share		$ 12.4888								$ 12.4888
Temporary Equity, Liquidation Preference		$ 112,500								$ 112,500
IPO Closing Preferred Stock Dividend
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 5,000
Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, shares, issued (in shares)												105,800,000
Series B Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		5,869,000								5,869,000	5,869,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series B Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Liquidation Preference Per Share		$ 12.7791								$ 12.7791
Temporary Equity, Liquidation Preference		$ 150,000								$ 150,000
Series Seed-1 Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		3,273,000								3,273,000	3,273,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series Seed-1 Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Redemption Price Per Share		62.4715								62.4715
Temporary Equity, Liquidation Preference Per Share		$ 6.2471								$ 6.2471
Temporary Equity, Liquidation Preference		$ 204,500								$ 204,500
Series J Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		0								0	0
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series J Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Liquidation Preference Per Share		$ 16.064								$ 16.064
Temporary Equity, Liquidation Preference		$ 0								$ 0
Series J Preferred Stock | Preferred Stock [Member] | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		0								0							600,000	2,700,000
Temporary equity, Shares outstanding											0
Series M Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		2,812,000								2,812,000	2,738,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001	$ 0.0001
Series M Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Liquidation Preference Per Share		$ 16.064								$ 16.064
Temporary Equity, Liquidation Preference		$ 45,200								$ 45,200
Series M Preferred Stock | Preferred Stock [Member] | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued															$ 100	$ 1,100
Temporary equity, Shares issued															6,000	100,000
Temporary equity, par or stated value per share															$ 16.064	$ 16.064
Series D Preferred Stock
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock				$ 175,500
Accretion Expense										13,500
Preferred Stock, Par or Stated Value Per Share								$ 16.9213
Preferred Stock, Value, Issued		250,000						$ 250,000		$ 250,000				$ 250,000
Series D Preferred Stock | Minimum [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock		$ 500,000
Variable interest entity, qualitative or quantitative information, ownership percentage		75.00%
Series D Preferred Stock | IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock		$ 500,000
Series D Preferred Stock | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Liquidation Preference Per Share		$ 16.9213								$ 16.9213
Temporary Equity, Liquidation Preference		$ 353,600								$ 353,600
Series D Preferred Stock | Preferred Stock [Member] | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock				175,500
Convertible Notes Payable, Current				$ 25,800
Temporary equity, Shares issued				10,400,000
Temporary equity, par or stated value per share				$ 16,921,300
Series D-1 Preferred Stock
Class of Stock [Line Items]
Number Of Share Sold			100,000	10,400,000
Proceeds from Issuance of Common Stock			$ 1,300
Shares Issued, Price Per Share			$ 16.9213	$ 16.9213
Common stock		$ 1,300						$ 1,300		$ 1,300
Preferred stock, shares issued (in shares)		1,800,000						1,800,000		1,800,000
Preferred Stock, Value, Issued		$ 200								$ 200
Fair value of common warrants		$ 1,200								$ 1,200
Series D-1 Preferred Stock | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Temporary equity, Shares issued		10,447,000								10,447,000
Temporary equity, par or stated value per share		$ 0.0001								$ 0.0001
Series D-1 Preferred Stock | Preferred Stock [Member] | Redeemable Convertible Preferred Stocks [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			$ 1,300
Sale Of Additional Series C Preference Share			100,000
Series D-3 Preferred Stock
Class of Stock [Line Items]
Common stock, shares, issued (in shares)													3,300,000
Majority Sponsor Top-Up
Class of Stock [Line Items]
Preferred Stock, Value, Issued		$ 125,000						$ 125,000		$ 125,000